NATIONWIDE

VLI SEPARATE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-6 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Federated NVIT High Income Bond Fund - Class I (HIBF)
74,835 shares (cost $495,556)	$452,750
NVIT Nationwide Fund - Class I (TRF)
3,353 shares (cost $50,268)	48,850
NVIT Government Bond Fund - Class I (GBF)
53,515 shares (cost $600,216)	581,178
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
123,107 shares (cost $1,549,837)	1,552,376
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
32,564 shares (cost $342,635)	323,033
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
147,396 shares (cost $1,918,245)	1,848,350
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
94,368 shares (cost $1,294,775)	1,254,147
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
20,346 shares (cost $240,231)	225,437
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
143 shares (cost $1,247)	1,539
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,538 shares (cost $32,003)	28,243
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1 share (cost $9)	9
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
4,104 shares (cost $63,401)	54,086
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
85 shares (cost $954)	1,101
NVIT Multi-Manager Small Company Fund - Class I (SCF)
5,565 shares (cost $134,153)	114,586
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
1,000 shares (cost $19,686)	19,802
NVIT Money Market Fund - Class II (NVMM2)
12,516,413 shares (cost $12,516,413)	12,516,413
VP Income & Growth Fund - Class I (ACVIG)
19,669 shares (cost $175,632)	168,567
VP Income & Growth Fund - Class II (ACVIG2)
742 shares (cost $5,400)	6,362
VP Ultra(R) Fund - Class I (ACVU1)
8,577 shares (cost $134,146)	132,680
VP Ultra(R) Fund - Class II (ACVU2)
1,219 shares (cost $12,654)	18,563
VP Value Fund - Class I (ACVV)
50,048 shares (cost $457,360)	442,923
VP Value Fund - Class II (ACVV2)
2,692 shares (cost $17,746)	23,855
Contrafund(R)Portfolio - Service Class 2 (FC2)
28,668 shares (cost $990,692)	953,494
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
22,238 shares (cost $492,646)	445,658
VIP Growth Portfolio - Service Class 2 (FG2)
3,400 shares (cost $216,557)	221,060
Variable Fund - Long Short Equity Fund (RSRF)
12,519 shares (cost $186,970)	191,158
Variable Trust - Banking Fund (RBKF)
6,736 shares (cost $77,991)	76,189
Variable Trust - Basic Materials Fund (RBMF)
6,599 shares (cost $130,226)	115,477
Variable Trust - Biotechnology Fund (RBF)
3,025 shares (cost $243,210)	251,686
Variable Trust - Commodities Strategy Fund (RVCMD)
7,382 shares (cost $47,982)	34,991
Variable Trust - Consumer Products Fund (RCPF)
4,129 shares (cost $256,161)	254,169
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2,473 shares (cost $233,346)	208,249
Variable Trust - Electronics Fund (RELF)
7,063 shares (cost $343,825)	346,227
Variable Trust - Energy Fund (RENF)
26,970 shares (cost $486,088)	414,256
Variable Trust - Energy Services Fund (RESF)
25,825 shares (cost $304,365)	249,729
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
14,965 shares (cost $248,403)	220,132
Variable Trust - Financial Services Fund (RFSF)
8,442 shares (cost $188,341)	181,328
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
7,869 shares (cost $239,606)	233,958
Variable Trust - Health Care Fund (RHCF)
11,168 shares (cost $660,329)	675,222
Variable Trust - Internet Fund (RINF)
21,017 shares (cost $406,375)	370,955
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2,548 shares (cost $89,556)	79,925
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
8,332 shares (cost $297,602)	297,536
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
116 shares (cost $3,859)	3,778
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
465 shares (cost $10,063)	10,099
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
928 shares (cost $26,915)	27,562
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
1,347 shares (cost $21,520)	21,483
Variable Trust - Japan 2x Strategy Fund (RLCJ)
12,919 shares (cost $139,942)	132,678
Variable Trust - Leisure Fund (RLF)
2,217 shares (cost $170,518)	169,454
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
7,314 shares (cost $231,130)	227,613
Variable Fund - Multi-Hedge Strategies (RVARS)
10,254 shares (cost $243,551)	247,024
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
33,962 shares (cost $1,339,208)	1,313,310
Variable Trust - NASDAQ-100(R) Fund (ROF)
27,145 shares (cost $933,631)	927,263
Variable Trust - Nova Fund (RNF)
1,639 shares (cost $261,807)	253,761
Variable Trust - Precious Metals Fund (RPMF)
16,073 shares (cost $322,451)	288,506
Variable Trust - Real Estate Fund (RREF)
7,359 shares (cost $251,244)	253,870
Variable Trust - Retailing Fund (RRF)
12,706 shares (cost $225,896)	222,225
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
5,063 shares (cost $277,529)	248,527
Variable Trust - S&P 500 2x Strategy Fund (RTF)
1,216 shares (cost $203,600)	200,847
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
24,803 shares (cost $1,076,455)	1,084,392
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
9,039 shares (cost $946,550)	905,224
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
23,967 shares (cost $841,635)	772,465
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
4,977 shares (cost $459,297)	421,021
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
26,597 shares (cost $1,123,363)	1,117,057
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2,694 shares (cost $298,251)	282,702
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
162 shares (cost $7,100)	7,025
Variable Trust - Technology Fund (RTEC)
9,778 shares (cost $701,625)	700,998
Variable Trust - Telecommunications Fund (RTEL)
895 shares (cost $48,429)	43,590
Variable Trust - Transportation Fund (RTRF)
2,585 shares (cost $72,517)	65,158
Variable Trust - Utilities Fund (RUTL)
11,212 shares (cost $263,557)	256,187
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
936 shares (cost $14,709)	14,487

Total Investments	$35,854,555
Accounts Receivable - VP Income & Growth Fund - Class II (ACVIG2)	10
Accounts Receivable - VP Value Fund - Class II (ACVV2)	10
Accounts Receivable - NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	9
Accounts Payable - NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	(6)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(11)
Accounts Payable - Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	(77)
Other Accounts Payable	136

$35,854,626

Contract Owners’ Equity:
Accumulation units	35,854,626

Total Contract Owners’ Equity (note 8)	$35,854,626

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	HIBF	TRF	GBF	GVIDA	GVIDC	GVIDM	GVDMA
Reinvested Dividends	$208,833	25,933	612	10,957	22,881	5,678	27,420	19,242

Net investment income (loss)	208,833	25,933	612	10,957	22,881	5,678	27,420	19,242

Realized gain (loss) on investments	(1,416,382)	382	5,991	2,079	5,676	(8,411)	7,142	1,468
Change in unrealized gain (loss) on investments	(1,092,913)	(12,923)	(4,062)	(19,192)	(44,274)	(5,882)	(94,475)	(64,248)

Net gain (loss) on investments	(2,509,295)	(12,541)	1,929	(17,113)	(38,598)	(14,293)	(87,333)	(62,780)

Reinvested capital gains	1,472,395	4,623	-	-	-	11,680	52,261	24,901

Net increase (decrease) in contract owners’ equity resulting from operations	$(828,067)	18,015	2,541	(6,156)	(15,717)	3,065	(7,652)	(18,637)

Investment Activity:	GVDMC	NVMMG1	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2
Reinvested dividends	$3,869	-	-	-	390	6	459	29

Net investment income (loss)	3,869	-	-	-	390	6	459	29

Realized gain (loss) on investments	(128)	25	97	-	(899)	5	(7,385)	(5)
Change in unrealized gain (loss) on investments	(15,811)	(260)	(3,013)	(1)	(8,914)	(207)	(8,511)	(2,564)

Net gain (loss) on investments	(15,939)	(235)	(2,916)	(1)	(9,813)	(202)	(15,896)	(2,569)

Reinvested capital gains	11,798	235	3,623	1	5,625	123	12,212	2,165

Net increase (decrease) in contract owners’ equity resulting from operations	$(272)	-	707	-	(3,798)	(73)	(3,225)	(375)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	ACVIG	ACVIG2	ACVU1	ACVU2	ACVV	ACVV2	FC2	FEI2
Reinvested dividends	$1,891	130	-	53	4,336	516	7,947	13,664

Net investment income (loss)	1,891	130	-	53	4,336	516	7,947	13,664

Realized gain (loss) on investments	(844)	256	9	131	(1,004)	384	(91,786)	(5,407)
Change in unrealized gain (loss) on investments	(7,064)	(1,434)	(1,465)	(874)	(14,438)	(1,955)	(48,468)	(48,691)

Net gain (loss) on investments	(7,908)	(1,178)	(1,456)	(743)	(15,442)	(1,571)	(140,254)	(54,098)

Reinvested capital gains	-	654	-	1,764	-	-	11,231	5,352

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,017)	(394)	(1,456)	1,074	(11,106)	(1,055)	(121,076)	(35,082)

Investment Activity:	FG2	RSRF	RBKF	RBMF	RBF	RVCMD	RCPF	RVLDD
Reinvested dividends	$77	-	303	-	-	-	746	-

Net investment income (loss)	77	-	303	-	-	-	746	-

Realized gain (loss) on investments	3,660	21,524	(28,142)	(53,724)	(48,392)	(23,016)	39,359	(116,367)
Change in unrealized gain (loss) on investments	412	(17,864)	21,180	21,007	(34,488)	3,862	(7,663)	32,407

Net gain (loss) on investments	4,072	3,660	(6,962)	(32,717)	(82,880)	(19,154)	31,696	(83,960)

Reinvested capital gains	442	-	-	-	-	-	4,473	54,939

Net increase (decrease) in contract owners’ equity resulting from operations	$4,591	3,660	(6,659)	(32,717)	(82,880)	(19,154)	36,915	(29,021)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF	RINF
Reinvested dividends	$-	1,562	703	4,056	556	4,034	-	-

Net investment income (loss)	-	1,562	703	4,056	556	4,034	-	-

Realized gain (loss) on investments	(3,193)	(131,417)	(135,066)	(35,876)	7,209	(63,026)	25,268	(31,528)
Change in unrealized gain (loss) on investments	(5,074)	265	63,199	(77)	(15,787)	(21,479)	(28,570)	(21,617)

Net gain (loss) on investments	(8,267)	(131,152)	(71,867)	(35,953)	(8,578)	(84,505)	(3,302)	(53,145)

Reinvested capital gains	-	8,254	-	-	-	93,674	16,727	64,212

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,267)	(121,336)	(71,164)	(31,897)	(8,022)	13,203	13,425	11,067

Investment Activity:	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ	RLF
Reinvested dividends	$-	-	-	-	-	-	-	159

Net investment income (loss)	-	-	-	-	-	-	-	159

Realized gain (loss) on investments	(10,653)	(12,611)	(102)	429	(6,424)	(5,111)	(68,312)	(23,719)
Change in unrealized gain (loss) on investments	(273)	503	(12)	(113)	1,482	(16)	78,346	(1,350)

Net gain (loss) on investments	(10,926)	(12,108)	(114)	316	(4,942)	(5,127)	10,034	(25,069)

Reinvested capital gains	-	-	-	-	-	-	-	27,056

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,926)	(12,108)	(114)	316	(4,942)	(5,127)	10,034	2,146

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF	RRF
Reinvested dividends	$-	1,510	-	-	-	21,390	6,515	-

Net investment income (loss)	-	1,510	-	-	-	21,390	6,515	-

Realized gain (loss) on investments	(51,322)	6,221	(441,790)	27,885	34,408	(264,617)	(9,898)	(32,089)
Change in unrealized gain (loss) on investments	20,476	(5,041)	239,824	(6,193)	(44,803)	98,703	(6,208)	(2,144)

Net gain (loss) on investments	(30,846)	1,180	(201,966)	21,692	(10,395)	(165,914)	(16,106)	(34,233)

Reinvested capital gains	13,989	-	133,553	82,058	-	-	-	23,504

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,857)	2,690	(68,413)	103,750	(10,395)	(144,524)	(9,591)	(10,729)

Investment Activity:	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV
Reinvested dividends	$-	-	-	5,118	-	837	-	-

Net investment income (loss)	-	-	-	5,118	-	837	-	-

Realized gain (loss) on investments	57,067	(90,405)	(123,963)	(130,510)	(160,470)	(115,385)	(8,997)	(243,803)
Change in unrealized gain (loss) on investments	(62,250)	9,637	83,109	(7,569)	134,385	(2,905)	(27,540)	53,449

Net gain (loss) on investments	(5,183)	(80,768)	(40,854)	(138,079)	(26,085)	(118,290)	(36,537)	(190,354)

Reinvested capital gains	-	50,138	48,425	94,076	42,463	59,933	48,319	106,563

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,183)	(30,630)	7,571	(38,885)	16,378	(57,520)	11,782	(83,791)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL	FC2R	FEI2R
Reinvested dividends	$-	-	778	-	5,116	-	170	1,209

Net investment income (loss)	-	-	778	-	5,116	-	170	1,209

Realized gain (loss) on investments	4,687	10,076	(178)	1,423	(28,171)	(3,298)	572,187	94,027
Change in unrealized gain (loss) on investments	(256)	(8,691)	(3,719)	(15,168)	(9,968)	1,603	(686,086)	(196,091)

Net gain (loss) on investments	4,431	1,385	(3,897)	(13,745)	(38,139)	(1,695)	(113,899)	(102,064)

Reinvested capital gains	5,293	814	-	2,424	-	-	171,806	137,838

Net increase (decrease) in contract owners’ equity resulting from operations	$9,724	2,199	(3,119)	(11,321)	(33,023)	(1,695)	58,077	36,983

Investment Activity:	FG2R	ACVIG3	ACVU3	ACVV3
Reinvested dividends	$-	2,127	451	5,403

Net investment income (loss)	-	2,127	451	5,403

Realized gain (loss) on investments	46,833	37,122	40,301	147,731
Change in unrealized gain (loss) on investments	(45,972)	(61,278)	(42,254)	(159,517)

Net gain (loss) on investments	861	(24,156)	(1,953)	(11,786)

Reinvested capital gains	6,370	17,096	9,708	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,231	(4,933)	8,206	(6,383)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		HIBF		TRF		GBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$208,833	420,515	25,933	57,589	612	279	10,957	6,773
Realized gain (loss) on investments	(1,416,382)	1,957,874	382	(247,681)	5,991	322	2,079	6,954
Change in unrealized gain (loss) on investments	(1,092,913)	(2,305,945)	(12,923)	(29,883)	(4,062)	2,645	(19,192)	745
Reinvested capital gains	1,472,395	1,778,129	4,623	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(828,067)	1,850,573	18,015	(219,975)	2,541	3,246	(6,156)	14,472

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,983,330	1,853,054	59,929	105,937	1,365	664	35,499	22,304
Transfers between funds	-	-	482,299	891,379	9,875	36,690	86,011	583,494
Surrenders (note 6)	(14,819,935)	(6,269,715)	(1,515,136)	(33,077)	-	(2,375)	(73,742)	(62,590)
Death Benefits (note 4)	(47,083)	(107,077)	-	(1,787)	-	-	-	-
Net policy repayments (loans) (note 5)	6,365,451	2,119,529	920,055	(60,747)	(72)	(4)	36,311	23,671
Deductions for surrender charges (note 2d)	(37,066)	(87,819)	(508)	(1,282)	-	-	(804)	(5,524)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,845,733)	(2,137,525)	(79,100)	(98,335)	(1,754)	(948)	(44,259)	(29,872)
Asset charges (note 3)	(141,566)	(160,654)	(5,944)	(8,973)	(273)	(104)	(2,754)	(1,918)
Adjustments to maintain reserves	164	(27,886)	(3)	(1)	2	(1)	(11)	2

Net equity transactions	(8,542,438)	(4,818,093)	(138,408)	793,114	9,143	33,922	36,251	529,567

Net change in contract owners’ equity	(9,370,505)	(2,967,520)	(120,393)	573,139	11,684	37,168	30,095	544,039
Contract owners’ equity beginning of period	45,225,131	48,192,651	573,139	-	37,168	-	551,079	7,040

Contract owners’ equity end of period	$35,854,626	45,225,131	452,746	573,139	48,852	37,168	581,174	551,079

CHANGES IN UNITS:
Beginning units	3,279,885	3,296,171	57,698	-	3,382	-	35,260	471
Units purchased	744,616	1,720,479	59,139	80,639	1,208	3,707	8,388	40,590
Units redeemed	(1,374,946)	(1,736,765)	(70,039)	(22,941)	(186)	(325)	(6,422)	(5,801)

Ending units	2,649,555	3,279,885	46,798	57,698	4,404	3,382	37,226	35,260

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDA		GVIDC		GVIDM		GVDMA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$22,881	25,498	5,678	11,722	27,420	19,305	19,242	15,997
Realized gain (loss) on investments	5,676	9,512	(8,411)	44,441	7,142	6,829	1,468	7,940
Change in unrealized gain (loss) on investments	(44,274)	46,775	(5,882)	(13,720)	(94,475)	24,156	(64,248)	19,201
Reinvested capital gains	-	-	11,680	12,667	52,261	-	24,901	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,717)	81,785	3,065	55,110	(7,652)	50,290	(18,637)	43,138

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	72,396	53,945	16,215	9,635	61,294	39,430	107,823	79,355
Transfers between funds	11,890	1,823,401	(375,744)	779,971	568,383	1,283,506	125,729	1,005,357
Surrenders (note 6)	(56,350)	(168,227)	(3,115)	(139,121)	(6,976)	(62,849)	(8,914)	(30,013)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(5,758)	(35,515)	1,247	56,525	44,277	24,171	24,877	163
Deductions for surrender charges (note 2d)	(1,439)	(4,568)	(1,511)	(6,447)	-	(4,138)	-	(2,296)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(111,629)	(79,454)	(24,251)	(43,160)	(78,132)	(58,014)	(52,259)	(35,561)
Asset charges (note 3)	(7,127)	(5,365)	(1,933)	(3,452)	(5,306)	(3,604)	(4,955)	(3,131)
Adjustments to maintain reserves	(6)	(9)	(11)	4	-	(7)	(16)	(1)

Net equity transactions	(98,023)	1,584,208	(389,103)	653,955	583,540	1,218,495	192,285	1,013,873

Net change in contract owners’ equity	(113,740)	1,665,993	(386,038)	709,065	575,888	1,268,785	173,648	1,057,011
Contract owners’ equity beginning of period	1,666,111	118	709,065	-	1,272,456	3,671	1,080,490	23,479

Contract owners’ equity end of period	$1,552,371	1,666,111	323,027	709,065	1,848,344	1,272,456	1,254,138	1,080,490

CHANGES IN UNITS:
Beginning units	80,884	6	45,961	-	68,553	208	54,324	1,239
Units purchased	4,571	95,435	1,206	56,014	37,126	76,507	12,253	58,007
Units redeemed	(9,333)	(14,557)	(26,284)	(10,053)	(5,766)	(8,162)	(3,059)	(4,922)

Ending units	76,122	80,884	20,883	45,961	99,913	68,553	63,518	54,324

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDMC		NVMMG1		SCGF		SCGF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,869	3,656	-	-	-	-	-	-
Realized gain (loss) on investments	(128)	(2)	25	26	97	477	-	-
Change in unrealized gain (loss) on investments	(15,811)	1,017	(260)	(156)	(3,013)	(747)	(1)	(1)
Reinvested capital gains	11,798	4,246	235	191	3,623	3,975	1	1

Net increase (decrease) in contract owners’ equity resulting from operations	(272)	8,917	-	61	707	3,705	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,194	12,702	-	-	2,304	1,252	-	-
Transfers between funds	(2,922)	223,051	-	-	(9,758)	31,547	-	-
Surrenders (note 6)	(3)	(10,642)	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(10)	(127)	-	-	(190)	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,420)	(7,599)	(44)	(45)	(704)	(369)	-	-
Asset charges (note 3)	(859)	(574)	(10)	(9)	(150)	(99)	-	-
Adjustments to maintain reserves	(1)	-	1	7	(8)	5	-	-

Net equity transactions	(21)	216,811	(53)	(47)	(8,506)	32,336	-	-

Net change in contract owners’ equity	(293)	225,728	(53)	14	(7,799)	36,041	-	-
Contract owners’ equity beginning of period	225,728	-	1,603	1,589	36,041	-	-	-

Contract owners’ equity end of period	$225,435	225,728	1,550	1,603	28,242	36,041	-	-

CHANGES IN UNITS:
Beginning units	13,104	-	64	66	3,235	-	-	-
Units purchased	892	14,232	-	-	199	3,279	-	-
Units redeemed	(905)	(1,128)	(2)	(2)	(918)	(44)	-	-

Ending units	13,091	13,104	62	64	2,516	3,235	-	-

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCVF		SCVF2		SCF		SCF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$390	147	6	3	459	153	29	-
Realized gain (loss) on investments	(899)	(5)	5	7	(7,385)	(69)	(5)	36
Change in unrealized gain (loss) on investments	(8,914)	(401)	(207)	(45)	(8,511)	(11,056)	(2,564)	(3,285)
Reinvested capital gains	5,625	4,650	123	111	12,212	16,944	2,165	3,332

Net increase (decrease) in contract owners’ equity resulting from operations	(3,798)	4,391	(73)	76	(3,225)	5,972	(375)	83

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,432	1,617	-	-	3,656	2,930	-	-
Transfers between funds	(2,049)	52,496	-	-	7,645	120,023	-	-
Surrenders (note 6)	-	-	-	-	(1,625)	(7,945)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(3,922)	1,465	(63)	(1,086)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(129)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,119)	(513)	(25)	(29)	(5,662)	(3,723)	(249)	(267)
Asset charges (note 3)	(232)	(139)	(4)	(4)	(516)	(359)	(76)	(77)
Adjustments to maintain reserves	(3)	(2)	1	7	8	(5)	11	(9)

Net equity transactions	29	53,459	(28)	(26)	(416)	112,257	(377)	(1,439)

Net change in contract owners’ equity	(3,769)	57,850	(101)	50	(3,641)	118,229	(752)	(1,356)
Contract owners’ equity beginning of period	57,850	-	1,208	1,158	118,229	-	20,555	21,911

Contract owners’ equity end of period	$54,081	57,850	1,107	1,208	114,588	118,229	19,803	20,555

CHANGES IN UNITS:
Beginning units	5,335	-	44	45	11,238	-	779	835
Units purchased	324	5,398	-	-	944	12,309	-	-
Units redeemed	(352)	(63)	(1)	(1)	(1,109)	(1,071)	(14)	(56)

Ending units	5,307	5,335	43	44	11,073	11,238	765	779

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMM2		ACVIG		ACVIG2		ACVU1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	-	1,891	-	130	138	-	-
Realized gain (loss) on investments	-	-	(844)	-	256	84	9	-
Change in unrealized gain (loss) on investments	-	-	(7,064)	-	(1,434)	682	(1,465)	-
Reinvested capital gains	-	-	-	-	654	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(6,017)	-	(394)	904	(1,456)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	494,912	449,769	4,297	-	-	-	3,629	-
Transfers between funds	835,998	9,971,479	173,128	-	-	-	132,793	-
Surrenders (note 6)	(12,302,016)	(4,679,420)	(15)	-	(1,008)	-	(4,617)	-
Death Benefits (note 4)	(47,083)	(23,354)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	5,485,532	2,298,770	235	-	(55)	(137)	4,662	-
Deductions for surrender charges (note 2d)	(19,013)	(30,642)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(649,715)	(677,422)	(2,759)	-	(196)	(212)	(2,048)	-
Asset charges (note 3)	(44,074)	(41,739)	(301)	-	(20)	(21)	(282)	-
Adjustments to maintain reserves	6	(6)	-	-	(13)	10	(5)	-

Net equity transactions	(6,245,453)	7,267,435	174,585	-	(1,292)	(360)	134,132	-

Net change in contract owners’ equity	(6,245,453)	7,267,435	168,568	-	(1,686)	544	132,676	-
Contract owners’ equity beginning of period	18,761,868	11,494,433	-	-	8,038	7,494	-	-

Contract owners’ equity end of period	$12,516,415	18,761,868	168,568	-	6,352	8,038	132,676	-

CHANGES IN UNITS:
Beginning units	1,876,183	1,149,441	-	-	338	354	-	-
Units purchased	178,913	1,093,076	18,448	-	-	-	13,453	-
Units redeemed	(803,457)	(366,334)	(383)	-	(54)	(16)	(254)	-

Ending units	1,251,639	1,876,183	18,065	-	284	338	13,199	-

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVU2		ACVV		ACVV2		FC2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$53	40	4,336	-	516	401	7,947	315
Realized gain (loss) on investments	131	434	(1,004)	-	384	696	(91,786)	368
Change in unrealized gain (loss) on investments	(874)	1,187	(14,438)	-	(1,955)	2,341	(48,468)	3,201
Reinvested capital gains	1,764	-	-	-	-	-	11,231	876

Net increase (decrease) in contract owners’ equity resulting from operations	1,074	1,661	(11,106)	-	(1,055)	3,438	(121,076)	4,760

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	23,198	-	-	-	24,381	-
Transfers between funds	-	-	448,615	-	-	(2,762)	1,063,881	(10)
Surrenders (note 6)	-	-	(9,473)	-	(1,627)	-	(24,039)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(56)	(935)	1,176	-	(60)	(1,004)	976	(1,755)
Deductions for surrender charges (note 2d)	-	-	(41)	-	-	-	(4)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(222)	(224)	(8,698)	-	(461)	(554)	(31,143)	(726)
Asset charges (note 3)	(68)	(65)	(747)	-	(105)	(116)	(3,576)	(148)
Adjustments to maintain reserves	3	3	2	-	(22)	19	(9)	2

Net equity transactions	(343)	(1,221)	454,032	-	(2,275)	(4,417)	1,030,467	(2,637)

Net change in contract owners’ equity	731	440	442,926	-	(3,330)	(979)	909,391	2,123
Contract owners’ equity beginning of period	17,828	17,388	-	-	27,175	28,154	44,098	41,975

Contract owners’ equity end of period	$18,559	17,828	442,926	-	23,845	27,175	953,489	44,098

CHANGES IN UNITS:
Beginning units	815	873	-	-	1,073	1,255	1,529	1,625
Units purchased	-	-	48,830	-	-	-	35,239	-
Units redeemed	(15)	(58)	(2,009)	-	(92)	(182)	(3,845)	(96)

Ending units	800	815	46,821	-	981	1,073	32,923	1,529

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FEI2		FG2		RSRF		RBKF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$13,664	740	77	-	-	-	303	2,019
Realized gain (loss) on investments	(5,407)	(4)	3,660	144	21,524	12,336	(28,142)	(6,764)
Change in unrealized gain (loss) on investments	(48,691)	1,245	412	800	(17,864)	(6,785)	21,180	(16,132)
Reinvested capital gains	5,352	401	442	-	-	-	-	24,259

Net increase (decrease) in contract owners’ equity resulting from operations	(35,082)	2,382	4,591	944	3,660	5,551	(6,659)	3,382

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,776	-	5,030	-	15,400	30,215	891	970
Transfers between funds	505,175	(1,675)	229,387	-	(34,275)	(19,792)	(38,196)	(39,282)
Surrenders (note 6)	(57,405)	-	(18,348)	-	(5,423)	(10,107)	(723)	(15,535)
Death Benefits (note 4)	-	-	-	-	-	(917)	-	(3,303)
Net policy repayments (loans) (note 5)	(1,569)	(900)	(292)	-	5,608	(4,723)	(182)	(602)
Deductions for surrender charges (note 2d)	-	-	(4)	-	-	(127)	-	(215)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,817)	(521)	(7,854)	(311)	(12,553)	(13,769)	(3,290)	(6,323)
Asset charges (note 3)	(1,656)	(96)	(754)	(39)	(850)	(955)	(356)	(547)
Adjustments to maintain reserves	2	9	(14)	2	5	7	2	(4)

Net equity transactions	452,506	(3,183)	207,151	(348)	(32,088)	(20,168)	(41,854)	(64,841)

Net change in contract owners’ equity	417,424	(801)	211,742	596	(28,428)	(14,617)	(48,513)	(61,459)
Contract owners’ equity beginning of period	28,226	29,027	9,307	8,711	219,591	234,208	124,701	186,160

Contract owners’ equity end of period	$445,650	28,226	221,049	9,307	191,163	219,591	76,188	124,701

CHANGES IN UNITS:
Beginning units	1,272	1,419	410	426	12,203	13,379	14,742	22,760
Units purchased	24,428	-	10,247	-	1,794	2,097	107	121
Units redeemed	(4,728)	(147)	(1,548)	(16)	(3,506)	(3,273)	(5,382)	(8,139)

Ending units	20,972	1,272	9,109	410	10,491	12,203	9,467	14,742

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RBMF		RBF		RVCMD		RCPF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	8,014	-	-	-	-	746	1,550
Realized gain (loss) on investments	(53,724)	1,288	(48,392)	88,419	(23,016)	(19,816)	39,359	26,553
Change in unrealized gain (loss) on investments	21,007	(37,389)	(34,488)	30,107	3,862	(13,562)	(7,663)	(8,290)
Reinvested capital gains	-	15,196	-	-	-	-	4,473	18,433

Net increase (decrease) in contract owners’ equity resulting from operations	(32,717)	(12,891)	(82,880)	118,526	(19,154)	(33,378)	36,915	38,246

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,467	15,409	18,435	16,495	4,925	4,885	9,518	11,680
Transfers between funds	(214,590)	143,832	(135,947)	92,803	(8,544)	118,023	(110,717)	46,045
Surrenders (note 6)	(3,167)	(17,321)	(7,209)	(24,374)	(61)	(1,178)	(940)	(19,351)
Death Benefits (note 4)	-	(5,257)	-	(3,639)	-	(452)	-	-
Net policy repayments (loans) (note 5)	581	5,334	(19,717)	159	(2,389)	(89,184)	(2,457)	(38)
Deductions for surrender charges (note 2d)	-	(1,308)	-	(873)	-	(16)	-	(285)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,795)	(12,940)	(25,723)	(26,252)	(4,644)	(6,890)	(9,397)	(14,499)
Asset charges (note 3)	(695)	(951)	(1,661)	(1,590)	(230)	(394)	(811)	(949)
Adjustments to maintain reserves	(1)	3	14	(17)	1	2	(2)	1

Net equity transactions	(214,200)	126,801	(171,808)	52,712	(10,942)	24,796	(114,806)	22,604

Net change in contract owners’ equity	(246,917)	113,910	(254,688)	171,238	(30,096)	(8,582)	(77,891)	60,850
Contract owners’ equity beginning of period	362,388	248,478	506,386	335,148	65,086	73,668	332,070	271,220

Contract owners’ equity end of period	$115,471	362,388	251,698	506,386	34,990	65,086	254,179	332,070

CHANGES IN UNITS:
Beginning units	15,246	10,264	12,219	10,731	17,975	13,426	10,834	9,966
Units purchased	753	6,313	405	3,094	1,717	22,273	325	2,160
Units redeemed	(10,125)	(1,331)	(7,025)	(1,606)	(5,095)	(17,724)	(3,352)	(1,292)

Ending units	5,874	15,246	5,599	12,219	14,597	17,975	7,807	10,834

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVLDD		RELF		RENF		RESF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	-	-	-	1,562	491	703	-
Realized gain (loss) on investments	(116,367)	13,510	(3,193)	18,589	(131,417)	(34,505)	(135,066)	(28,281)
Change in unrealized gain (loss) on investments	32,407	(90,656)	(5,074)	905	265	(96,644)	63,199	(124,915)
Reinvested capital gains	54,939	186,330	-	-	8,254	42,925	-	27,484

Net increase (decrease) in contract owners’ equity resulting from operations	(29,021)	109,184	(8,267)	19,494	(121,336)	(87,733)	(71,164)	(125,712)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,290	11,095	2,411	2,961	26,719	22,178	14,766	17,727
Transfers between funds	(249,391)	171,143	198,407	85,197	184,470	43,044	98,918	(195,550)
Surrenders (note 6)	(564)	(10,276)	(5,162)	(12,585)	(6,559)	(5,005)	(1,877)	(9,285)
Death Benefits (note 4)	-	(809)	-	(1,986)	-	(3,609)	-	(607)
Net policy repayments (loans) (note 5)	(6,146)	(10,646)	(1,086)	534	1,476	2,038	3,628	(1,599)
Deductions for surrender charges (note 2d)	(17)	(16)	-	(1,076)	-	(257)	-	(324)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,902)	(25,528)	(12,337)	(6,778)	(20,877)	(23,484)	(13,892)	(21,955)
Asset charges (note 3)	(1,201)	(1,628)	(890)	(529)	(1,522)	(1,837)	(930)	(1,648)
Adjustments to maintain reserves	(11)	7	(8)	(2)	9	(2)	7	(11)

Net equity transactions	(264,942)	133,342	181,335	65,736	183,716	33,066	100,620	(213,252)

Net change in contract owners’ equity	(293,963)	242,526	173,068	85,230	62,380	(54,667)	29,456	(338,964)
Contract owners’ equity beginning of period	502,213	259,687	173,154	87,924	351,880	406,547	220,273	559,237

Contract owners’ equity end of period	$208,250	502,213	346,222	173,154	414,260	351,880	249,729	220,273

CHANGES IN UNITS:
Beginning units	21,468	12,966	15,061	9,463	13,210	12,420	10,135	18,182
Units purchased	778	10,913	16,192	7,868	10,340	1,790	7,827	637
Units redeemed	(12,952)	(2,411)	(1,759)	(2,270)	(1,262)	(1,000)	(1,139)	(8,684)

Ending units	9,294	21,468	29,494	15,061	22,288	13,210	16,823	10,135

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RLCE		RFSF		RUGB		RHCF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,056	4,535	556	664	4,034	3,183	-	-
Realized gain (loss) on investments	(35,876)	(54)	7,209	6,366	(63,026)	145,125	25,268	99,515
Change in unrealized gain (loss) on investments	(77)	(47,458)	(15,787)	5,165	(21,479)	16,436	(28,570)	5,718
Reinvested capital gains	-	-	-	-	93,674	-	16,727	24,109

Net increase (decrease) in contract owners’ equity resulting from operations	(31,897)	(42,977)	(8,022)	12,195	13,203	164,744	13,425	129,342

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,594	31,274	5,984	2,365	131,942	26,827	23,459	16,239
Transfers between funds	47,623	(141,276)	58,772	37,603	(298,392)	187,977	44,294	(1,239,299)
Surrenders (note 6)	(6,084)	(20,256)	(2,142)	(2,926)	(6,753)	(11,540)	(39,485)	(36,402)
Death Benefits (note 4)	-	(1,063)	-	(1,576)	-	(3,248)	-	(1,292)
Net policy repayments (loans) (note 5)	1,138	2,121	7,964	377	17,046	(1,200)	(5,756)	1,208
Deductions for surrender charges (note 2d)	-	(1,269)	-	(249)	(3,712)	(5,289)	-	(739)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,006)	(17,016)	(5,986)	(5,754)	(10,859)	(21,076)	(35,447)	(29,909)
Asset charges (note 3)	(1,244)	(1,232)	(600)	(496)	(1,337)	(1,618)	(2,670)	(2,147)
Adjustments to maintain reserves	(13)	12	(7)	7	(15)	(144)	11	(2)

Net equity transactions	53,008	(148,705)	63,985	29,351	(172,080)	170,689	(15,594)	(1,292,343)

Net change in contract owners’ equity	21,111	(191,682)	55,963	41,546	(158,877)	335,433	(2,169)	(1,163,001)
Contract owners’ equity beginning of period	199,015	390,697	125,361	83,815	392,891	57,458	677,404	1,840,405

Contract owners’ equity end of period	$220,126	199,015	181,324	125,361	234,014	392,891	675,235	677,404

CHANGES IN UNITS:
Beginning units	14,068	24,168	9,288	6,991	17,417	3,430	22,306	75,521
Units purchased	4,328	2,513	5,584	3,147	6,909	16,213	1,775	751
Units redeemed	(1,631)	(12,613)	(880)	(850)	(13,395)	(2,226)	(2,810)	(53,966)

Ending units	16,765	14,068	13,992	9,288	10,931	17,417	21,271	22,306

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RINF		RVIDD		RJNF		RVIMC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(31,528)	2,580	(10,653)	(60,356)	(12,611)	(38,225)	(102)	(1,080)
Change in unrealized gain (loss) on investments	(21,617)	(26,153)	(273)	13,386	503	(5,634)	(12)	216
Reinvested capital gains	64,212	24,012	-	-	-	4,522	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,067	439	(10,926)	(46,970)	(12,108)	(39,337)	(114)	(864)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,562	3,149	126	34,077	85,306	18,014	-	3
Transfers between funds	153,713	51,751	9,029	12,098	183,883	(173,638)	825	399
Surrenders (note 6)	(9,048)	(8,635)	(208)	(4,595)	(3,015)	(11,352)	-	(4,161)
Death Benefits (note 4)	-	(1,942)	-	(45)	-	-	-	(25)
Net policy repayments (loans) (note 5)	(248)	(787)	4	3,717	8,066	2,725	(15)	2,725
Deductions for surrender charges (note 2d)	-	(1,572)	-	-	-	(110)	-	(92)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,135)	(10,006)	(10,252)	(13,689)	(4,132)	(2,948)	(106)	(527)
Asset charges (note 3)	(816)	(815)	(425)	(581)	(547)	(389)	(12)	(27)
Adjustments to maintain reserves	(17)	17	219	(27,748)	-	-	(1)	-

Net equity transactions	138,011	31,160	(1,507)	3,234	269,561	(167,698)	691	(1,705)

Net change in contract owners’ equity	149,078	31,599	(12,433)	(43,736)	257,453	(207,035)	577	(2,569)
Contract owners’ equity beginning of period	221,865	190,266	92,435	136,171	40,082	247,117	3,201	5,770

Contract owners’ equity end of period	$370,943	221,865	80,002	92,435	297,535	40,082	3,778	3,201

CHANGES IN UNITS:
Beginning units	7,800	6,820	93,655	107,938	12,100	56,016	1,333	2,125
Units purchased	4,917	1,825	5,914	223	81,755	6,098	316	72
Units redeemed	(682)	(845)	(11,431)	(14,506)	(2,928)	(50,014)	(58)	(864)

Ending units	12,035	7,800	88,138	93,655	90,927	12,100	1,591	1,333

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RAF		RVISC		RUF		RLCJ
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	429	(9,486)	(6,424)	(6,173)	(5,111)	(6,718)	(68,312)	(61,249)
Change in unrealized gain (loss) on investments	(113)	277	1,482	1,403	(16)	160	78,346	(98,015)
Reinvested capital gains	-	-	-	-	-	-	-	102,087

Net increase (decrease) in contract owners’ equity resulting from operations	316	(9,209)	(4,942)	(4,770)	(5,127)	(6,558)	10,034	(57,177)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,726	3,903	2,058	752	1,350	1,197	25,276	16,378
Transfers between funds	(16,090)	15,317	13,056	5,347	14,664	3,484	7,629	(47,571)
Surrenders (note 6)	(98)	(653)	(705)	(18,814)	(639)	(638)	(36,685)	(2,840)
Death Benefits (note 4)	-	-	-	-	-	-	-	(46)
Net policy repayments (loans) (note 5)	3,547	(133)	(214)	444	(3,957)	4,547	3,595	692
Deductions for surrender charges (note 2d)	(68)	(94)	(371)	(457)	(9)	(115)	-	(77)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,975)	(3,593)	(2,367)	(3,310)	(3,774)	(1,494)	(12,891)	(9,505)
Asset charges (note 3)	(123)	(126)	(137)	(272)	(171)	(93)	(829)	(709)
Adjustments to maintain reserves	(1)	(1)	1	(2)	-	-	(8)	3

Net equity transactions	(2,082)	14,620	11,321	(16,312)	7,464	6,888	(13,913)	(43,675)

Net change in contract owners’ equity	(1,766)	5,411	6,379	(21,082)	2,337	330	(3,879)	(100,852)
Contract owners’ equity beginning of period	11,864	6,453	21,182	42,264	19,146	18,816	136,553	237,405

Contract owners’ equity end of period	$10,098	11,864	27,561	21,182	21,483	19,146	132,674	136,553

CHANGES IN UNITS:
Beginning units	5,653	2,502	9,522	17,318	6,335	5,326	9,406	13,833
Units purchased	9,505	5,034	5,397	1,762	4,039	1,936	1,419	1,109
Units redeemed	(9,636)	(1,883)	(2,542)	(9,558)	(2,936)	(927)	(2,665)	(5,536)

Ending units	5,522	5,653	12,377	9,522	7,438	6,335	8,160	9,406

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RLF		RMED		RVARS		RVF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$159	61	-	-	1,510	-	-	-
Realized gain (loss) on investments	(23,719)	(7,828)	(51,322)	80,162	6,221	2,077	(441,790)	163,317
Change in unrealized gain (loss) on investments	(1,350)	(1,492)	20,476	(53,723)	(5,041)	7,193	239,824	(431,223)
Reinvested capital gains	27,056	3,859	13,989	54,542	-	-	133,553	449,648

Net increase (decrease) in contract owners’ equity resulting from operations	2,146	(5,400)	(16,857)	80,981	2,690	9,270	(68,413)	181,742

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,410	1,508	9,168	13,409	23,557	35,347	187,761	67,095
Transfers between funds	129,444	(12,273)	(212,084)	17,734	58,956	40,642	(130,337)	(28,281)
Surrenders (note 6)	(658)	(223)	(3,032)	(3,038)	(8,434)	(9,929)	(27,336)	(29,560)
Death Benefits (note 4)	-	-	-	(897)	-	(2,296)	-	(5,555)
Net policy repayments (loans) (note 5)	(2,121)	-	1,367	(2,748)	2,531	699	(11,730)	(7,117)
Deductions for surrender charges (note 2d)	-	(220)	(8)	(977)	(28)	(135)	(189)	(579)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,804)	(6,939)	(18,586)	(24,285)	(8,437)	(7,932)	(42,961)	(41,507)
Asset charges (note 3)	(682)	(510)	(1,376)	(1,737)	(883)	(722)	(3,955)	(4,281)
Adjustments to maintain reserves	(2)	-	(10)	11	2	1	25	(2)

Net equity transactions	117,587	(18,657)	(224,561)	(2,528)	67,264	55,675	(28,722)	(49,787)

Net change in contract owners’ equity	119,733	(24,057)	(241,418)	78,453	69,954	64,945	(97,135)	131,955
Contract owners’ equity beginning of period	49,709	73,766	469,021	390,568	177,074	112,129	1,410,465	1,278,510

Contract owners’ equity end of period	$169,442	49,709	227,603	469,021	247,028	177,074	1,313,330	1,410,465

CHANGES IN UNITS:
Beginning units	1,825	2,911	14,083	13,127	17,648	11,696	31,357	38,819
Units purchased	4,853	59	482	2,129	8,283	8,098	3,792	1,909
Units redeemed	(476)	(1,145)	(7,333)	(1,173)	(1,758)	(2,146)	(9,677)	(9,371)

Ending units	6,202	1,825	7,232	14,083	24,173	17,648	25,472	31,357

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ROF		RNF		RPMF		RREF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	-	-	236	21,390	627	6,515	3,698
Realized gain (loss) on investments	27,885	223,936	34,408	67,980	(264,617)	(15,225)	(9,898)	45,370
Change in unrealized gain (loss) on investments	(6,193)	(72,322)	(44,803)	(18,925)	98,703	(58,235)	(6,208)	15,208
Reinvested capital gains	82,058	57,064	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	103,750	208,678	(10,395)	49,291	(144,524)	(72,833)	(9,591)	64,276

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	49,098	21,082	15,984	9,560	32,202	36,171	23,306	35,867
Transfers between funds	(197,598)	93,405	(55,662)	56,468	59,324	3,818	(79,821)	20,087
Surrenders (note 6)	(30,932)	(22,921)	(1,166)	(1,763)	(4,155)	(57,791)	(2,936)	(42,873)
Death Benefits (note 4)	-	(2,095)	-	-	-	(2,424)	-	(1,252)
Net policy repayments (loans) (note 5)	(5,723)	9,471	4,106	(4,126)	(1,161)	5,735	(6,548)	(30)
Deductions for surrender charges (note 2d)	(8,348)	(1,037)	(8)	-	(586)	(1,515)	-	(1,454)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(46,519)	(40,654)	(14,403)	(14,022)	(27,285)	(30,607)	(12,270)	(15,152)
Asset charges (note 3)	(4,115)	(3,591)	(1,137)	(1,129)	(1,650)	(2,330)	(1,273)	(1,363)
Adjustments to maintain reserves	(13)	15	(10)	17	(5)	4	20	(18)

Net equity transactions	(244,150)	53,675	(52,296)	45,005	56,684	(48,939)	(79,522)	(6,188)

Net change in contract owners’ equity	(140,400)	262,353	(62,691)	94,296	(87,840)	(121,772)	(89,113)	58,088
Contract owners’ equity beginning of period	1,067,661	805,308	316,451	222,155	376,344	498,116	342,991	284,903

Contract owners’ equity end of period	$927,261	1,067,661	253,760	316,451	288,504	376,344	253,878	342,991

CHANGES IN UNITS:
Beginning units	36,762	32,566	12,293	10,234	49,164	53,785	15,172	15,250
Units purchased	1,739	6,597	853	3,040	10,263	4,796	1,099	2,991
Units redeemed	(9,004)	(2,401)	(3,217)	(981)	(5,300)	(9,417)	(4,750)	(3,069)

Ending units	29,497	36,762	9,929	12,293	54,127	49,164	11,521	15,172

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RRF		RMEK		RTF		RVLCG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(32,089)	(43,131)	57,067	(19,681)	(90,405)	132,668	(123,963)	220,658
Change in unrealized gain (loss) on investments	(2,144)	(2,122)	(62,250)	32,139	9,637	(69,185)	83,109	(251,846)
Reinvested capital gains	23,504	10,732	-	-	50,138	91,996	48,425	125,937

Net increase (decrease) in contract owners’ equity resulting from operations	(10,729)	(34,521)	(5,183)	12,458	(30,630)	155,479	7,571	94,749

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,851	7,817	14,222	20,106	5,723	12,224	22,563	18,847
Transfers between funds	139,630	6,263	(36,697)	(170,563)	(104,054)	(45,977)	(124,132)	(241,208)
Surrenders (note 6)	(189)	(58)	(175,303)	(11,816)	(1,275)	(257,834)	(7,827)	(20,307)
Death Benefits (note 4)	-	-	-	(1,270)	-	(2,647)	-	-
Net policy repayments (loans) (note 5)	(366)	(867)	25,005	1,040	(24,545)	(15,391)	(12,010)	(15,431)
Deductions for surrender charges (note 2d)	-	-	(9)	(458)	(368)	(815)	-	(230)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,653)	(5,812)	(24,305)	(32,317)	(16,400)	(37,002)	(36,373)	(39,120)
Asset charges (note 3)	(735)	(629)	(1,592)	(2,180)	(1,046)	(2,226)	(3,182)	(3,833)
Adjustments to maintain reserves	20	(15)	9	(2)	(11)	(7)	(21)	14

Net equity transactions	139,558	6,699	(198,670)	(197,460)	(141,976)	(349,675)	(160,982)	(301,268)

Net change in contract owners’ equity	128,829	(27,822)	(203,853)	(185,002)	(172,606)	(194,196)	(153,411)	(206,519)
Contract owners’ equity beginning of period	93,404	121,226	452,387	637,389	373,444	567,640	1,237,794	1,444,313

Contract owners’ equity end of period	$222,233	93,404	248,534	452,387	200,838	373,444	1,084,383	1,237,794

CHANGES IN UNITS:
Beginning units	3,781	5,332	17,055	25,060	13,654	25,871	53,479	70,152
Units purchased	5,702	359	999	882	397	1,617	1,115	983
Units redeemed	(366)	(1,910)	(7,749)	(8,887)	(6,584)	(13,834)	(8,244)	(17,656)

Ending units	9,117	3,781	10,305	17,055	7,467	13,654	46,350	53,479

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVLCV		RVMCG		RVMCV		RVSCG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,118	3,122	-	-	837	236	-	-
Realized gain (loss) on investments	(130,510)	40,046	(160,470)	83,034	(115,385)	8,745	(8,997)	18,280
Change in unrealized gain (loss) on investments	(7,569)	(55,210)	134,385	(322,422)	(2,905)	(45,132)	(27,540)	(8,871)
Reinvested capital gains	94,076	56,764	42,463	216,466	59,933	42,515	48,319	-

Net increase (decrease) in contract owners’ equity resulting from operations	(38,885)	44,722	16,378	(22,922)	(57,520)	6,364	11,782	9,409

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	17,533	27,355	37,687	43,777	9,396	31,122	40,130	19,512
Transfers between funds	116,546	312,148	(129,803)	(146,240)	108,979	(13,115)	592,719	(414,354)
Surrenders (note 6)	(7,768)	(1,708)	(209,889)	(67,001)	(8,578)	(68,259)	(11,152)	(26,579)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(195)	(346)	(4,736)	770	(8,851)	841	(72,515)	(9,259)
Deductions for surrender charges (note 2d)	-	-	-	(817)	-	(3,177)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,396)	(38,942)	(35,258)	(40,571)	(17,696)	(18,055)	(26,240)	(25,380)
Asset charges (note 3)	(2,421)	(3,314)	(3,258)	(3,709)	(1,477)	(1,636)	(2,527)	(2,063)
Adjustments to maintain reserves	10	(1)	11	(12)	(2)	(5)	8	(8)

Net equity transactions	95,309	295,192	(345,246)	(213,803)	81,771	(72,284)	520,423	(458,131)

Net change in contract owners’ equity	56,424	339,914	(328,868)	(236,725)	24,251	(65,920)	532,205	(448,722)
Contract owners’ equity beginning of period	848,809	508,895	1,101,333	1,338,058	396,773	462,693	584,849	1,033,571

Contract owners’ equity end of period	$905,233	848,809	772,465	1,101,333	421,024	396,773	1,117,054	584,849

CHANGES IN UNITS:
Beginning units	36,494	24,274	40,303	48,206	17,244	21,461	24,751	43,741
Units purchased	8,239	14,253	1,474	1,717	5,356	1,546	27,641	878
Units redeemed	(1,785)	(2,033)	(13,877)	(9,620)	(1,839)	(5,763)	(4,941)	(19,868)

Ending units	42,948	36,494	27,900	40,303	20,761	17,244	47,451	24,751

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVSCV		RVSDL		RTEC		RTEL
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	778	1,303
Realized gain (loss) on investments	(243,803)	62,497	4,687	10,801	10,076	30,068	(178)	3,206
Change in unrealized gain (loss) on investments	53,449	(126,372)	(256)	744	(8,691)	(14,701)	(3,719)	(3,194)
Reinvested capital gains	106,563	88,101	5,293	-	814	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(83,791)	24,226	9,724	11,545	2,199	15,367	(3,119)	1,315

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,513	15,665	1,062	1,499	5,792	5,992	3,201	3,566
Transfers between funds	(93,301)	(17,191)	(17,950)	(648)	539,421	12,637	(12,292)	13,969
Surrenders (note 6)	(13,075)	(29,408)	(3,150)	(50)	(26,692)	(23,094)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(17,581)	11,965	(5,922)	1,607	(1,740)	(309)	134	(860)
Deductions for surrender charges (note 2d)	-	(196)	-	(49)	-	(1,561)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,125)	(20,455)	(2,448)	(3,434)	(6,299)	(7,050)	(1,968)	(2,297)
Asset charges (note 3)	(1,863)	(1,750)	(216)	(146)	(663)	(747)	(185)	(243)
Adjustments to maintain reserves	(3)	-	(5)	2	13	(8)	9	(10)

Net equity transactions	(133,435)	(41,370)	(28,629)	(1,219)	509,832	(14,140)	(11,101)	14,125

Net change in contract owners’ equity	(217,226)	(17,144)	(18,905)	10,326	512,031	1,227	(14,220)	15,440
Contract owners’ equity beginning of period	499,925	517,069	25,929	15,603	188,975	187,748	57,813	42,373

Contract owners’ equity end of period	$282,699	499,925	7,024	25,929	701,006	188,975	43,593	57,813

CHANGES IN UNITS:
Beginning units	23,793	24,932	3,251	2,405	10,126	11,092	4,030	3,031
Units purchased	429	812	127	1,385	28,902	943	242	1,241
Units redeemed	(8,660)	(1,951)	(2,601)	(539)	(1,879)	(1,909)	(1,014)	(242)

Ending units	15,562	23,793	777	3,251	37,149	10,126	3,258	4,030

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RTRF		RUTL		RVWDL		FC2R
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	-	5,116	5,141	-	-	170	14,603
Realized gain (loss) on investments	1,423	19,249	(28,171)	40,182	(3,298)	(2,614)	572,187	24,374
Change in unrealized gain (loss) on investments	(15,168)	(1,198)	(9,968)	4,994	1,603	(2,496)	(686,086)	139,204
Reinvested capital gains	2,424	-	-	-	-	-	171,806	41,430

Net increase (decrease) in contract owners’ equity resulting from operations	(11,321)	18,051	(33,023)	50,317	(1,695)	(5,110)	58,077	219,611

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,378	9,402	20,064	21,843	1,121	1,188	12,461	42,711
Transfers between funds	(34,373)	3,651	42,097	24,324	1,431	705	(2,116,700)	(13,912)
Surrenders (note 6)	(5,826)	(4,544)	(224)	(21,254)	(4)	-	(6,361)	(18,911)
Death Benefits (note 4)	-	-	-	(806)	-	-	-	(5,012)
Net policy repayments (loans) (note 5)	478	485	1,027	(3,687)	(1,734)	(2,511)	(9,108)	(4,673)
Deductions for surrender charges (note 2d)	-	(600)	(17)	(332)	-	-	-	(551)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,525)	(8,234)	(10,227)	(14,107)	(512)	(1,062)	(16,548)	(48,039)
Asset charges (note 3)	(371)	(532)	(998)	(1,182)	(40)	(93)	(2,206)	(6,322)
Adjustments to maintain reserves	(2)	6	8	(18)	-	-	13	4

Net equity transactions	(39,241)	(366)	51,730	4,781	262	(1,773)	(2,138,449)	(54,705)

Net change in contract owners’ equity	(50,562)	17,685	18,707	55,098	(1,433)	(6,883)	(2,080,372)	164,906
Contract owners’ equity beginning of period	115,710	98,025	237,479	182,381	15,923	22,806	2,080,372	1,915,466

Contract owners’ equity end of period	$65,148	115,710	256,186	237,479	14,490	15,923	-	2,080,372

CHANGES IN UNITS:
Beginning units	3,943	4,102	8,772	8,279	1,977	2,211	88,805	91,302
Units purchased	265	401	1,985	2,225	542	170	545	2,238
Units redeemed	(1,624)	(560)	(542)	(1,732)	(356)	(404)	(89,350)	(4,735)

Ending units	2,584	3,943	10,215	8,772	2,163	1,977	-	88,805

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FEI2R		FG2R		ACVIG3		ACVU3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,209	42,773	-	240	2,127	4,077	451	346
Realized gain (loss) on investments	94,027	20,539	46,833	21,520	37,122	9,712	40,301	2,203
Change in unrealized gain (loss) on investments	(196,091)	40,056	(45,972)	(1,521)	(61,278)	9,888	(42,254)	6,535
Reinvested capital gains	137,838	22,324	6,370	-	17,096	-	9,708	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,983	125,692	7,231	20,239	(4,933)	23,677	8,206	9,084

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,919	35,728	2,668	6,529	2,309	11,538	1,814	4,057
Transfers between funds	(1,624,046)	(30,054)	(207,967)	3,020	(167,704)	(9,371)	(105,963)	-
Surrenders (note 6)	(2,897)	(6,300)	(1,027)	(12,493)	(34,731)	(13,872)	(30)	(47)
Death Benefits (note 4)	-	-	-	(3,359)	-	-	-	-
Net policy repayments (loans) (note 5)	(3,213)	(5,395)	236	(340)	(87)	(262)	168	(1,086)
Deductions for surrender charges (note 2d)	-	(3)	-	(139)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,820)	(32,860)	(3,267)	(9,573)	(4,186)	(7,598)	(2,716)	(4,526)
Asset charges (note 3)	(1,536)	(4,526)	(312)	(885)	(488)	(855)	(281)	(441)
Adjustments to maintain reserves	-	7	(1)	(2)	(3)	-	(3)	10

Net equity transactions	(1,630,593)	(43,403)	(209,670)	(17,242)	(204,890)	(20,420)	(107,011)	(2,033)

Net change in contract owners’ equity	(1,593,610)	82,289	(202,439)	2,997	(209,823)	3,257	(98,805)	7,051
Contract owners’ equity beginning of period	1,593,610	1,511,321	202,439	199,442	209,823	206,566	98,805	91,754

Contract owners’ equity end of period	$-	1,593,610	-	202,439	-	209,823	-	98,805

CHANGES IN UNITS:
Beginning units	85,621	88,059	9,247	10,116	10,440	11,563	4,820	4,924
Units purchased	648	2,040	133	416	116	656	100	249
Units redeemed	(86,269)	(4,478)	(9,380)	(1,285)	(10,556)	(1,779)	(4,920)	(353)

Ending units	-	85,621	-	9,247	-	10,440	-	4,820

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVV3		TRF2		HIBF3		TRF3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,403	7,290	-	1	-	151,541	-	71
Realized gain (loss) on investments	147,731	29,166	-	156	-	(169,815)	-	4,392
Change in unrealized gain (loss) on investments	(159,517)	20,747	-	(151)	-	231,367	-	(4,107)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,383)	57,203	-	6	-	213,093	-	356

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,902	22,280	-	-	-	68,247	-	308
Transfers between funds	(537,540)	48,159	-	(337)	-	(6,619,995)	-	(15,641)
Surrenders (note 6)	(4,332)	(6,221)	-	-	-	(24,202)	-	(664)
Death Benefits (note 4)	-	-	-	-	-	(21,757)	-	-
Net policy repayments (loans) (note 5)	2,498	(907)	-	-	-	(18,301)	-	(210)
Deductions for surrender charges (note 2d)	(4)	(223)	-	-	-	-	-	(89)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,646)	(22,720)	-	(35)	-	(76,915)	-	(344)
Asset charges (note 3)	(1,319)	(2,119)	-	(1)	-	(6,102)	-	(29)
Adjustments to maintain reserves	8	(1)	-	1	-	(4)	-	(6)

Net equity transactions	(547,433)	38,248	-	(372)	-	(6,699,029)	-	(16,675)

Net change in contract owners’ equity	(553,816)	95,451	-	(366)	-	(6,485,936)	-	(16,319)
Contract owners’ equity beginning of period	553,816	458,365	-	366	-	6,485,936	-	16,319

Contract owners’ equity end of period	$-	553,816	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	26,538	24,837	-	19	-	387,825	-	945
Units purchased	391	3,385	-	-	-	4,383	-	18
Units redeemed	(26,929)	(1,684)	-	(19)	-	(392,208)	-	(963)

Ending units	-	26,538	-	-	-	-	-	-

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GBF3		GVIDA6		GVIDC6		GVIDM6
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	4,788	-	4,243	-	8,056	-	2,022
Realized gain (loss) on investments	-	(34,683)	-	432,021	-	11,597	-	176,371
Change in unrealized gain (loss) on investments	-	42,147	-	(427,447)	-	35,240	-	(168,526)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	12,252	-	8,817	-	54,893	-	9,867

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	14,274	-	64,246	-	9,218	-	15,604
Transfers between funds	-	(634,103)	-	(1,944,272)	-	(3,788,649)	-	(1,007,924)
Surrenders (note 6)	-	(2,207)	-	(2,492)	-	(19,305)	-	(18,849)
Death Benefits (note 4)	-	(2,750)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	(1,500)	-	3,693	-	(51,853)	-	8,905
Deductions for surrender charges (note 2d)	-	(303)	-	-	-	(1,783)	-	(990)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(13,987)	-	(40,382)	-	(45,198)	-	(22,775)
Asset charges (note 3)	-	(861)	-	(2,459)	-	(3,253)	-	(1,374)
Adjustments to maintain reserves	-	(3)	-	(7)	-	(7)	-	2

Net equity transactions	-	(641,440)	-	(1,921,673)	-	(3,900,830)	-	(1,027,401)

Net change in contract owners’ equity	-	(629,188)	-	(1,912,856)	-	(3,845,937)	-	(1,017,534)
Contract owners’ equity beginning of period	-	629,188	-	1,912,856	-	3,845,937	-	1,017,534

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	45,542	-	105,557	-	269,834	-	61,262
Units purchased	-	2,030	-	4,161	-	1,037	-	1,767
Units redeemed	-	(47,572)	-	(109,718)	-	(270,871)	-	(63,029)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDMA6		GVDMC6		SCGF3		SCVF3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	2,263	-	385	-	-	-	123
Realized gain (loss) on investments	-	225,690	-	5,286	-	5,062	-	19,129
Change in unrealized gain (loss) on investments	-	(220,347)	-	(3,010)	-	(9,108)	-	(19,867)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	7,606	-	2,661	-	(4,046)	-	(615)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	26,639	-	1,430	-	439	-	615
Transfers between funds	-	(1,024,980)	-	(224,277)	-	(23,218)	-	(47,180)
Surrenders (note 6)	-	(32)	-	(2)	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	953	-	1	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(16,683)	-	(3,880)	-	(106)	-	(219)
Asset charges (note 3)	-	(1,343)	-	(288)	-	(36)	-	(56)
Adjustments to maintain reserves	-	5	-	4	-	(7)	-	(1)

Net equity transactions	-	(1,015,441)	-	(227,012)	-	(22,928)	-	(46,841)

Net change in contract owners’ equity	-	(1,007,835)	-	(224,351)	-	(26,974)	-	(47,456)
Contract owners’ equity beginning of period	-	1,007,835	-	224,351	-	26,974	-	47,456

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	57,329	-	14,376	-	1,421	-	2,181
Units purchased	-	1,677	-	93	-	23	-	29
Units redeemed	-	(59,006)	-	(14,469)	-	(1,444)	-	(2,210)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCF3
	2015	2014
Investment activity:
Net investment income (loss)	$-	57
Realized gain (loss) on investments	-	39,274
Change in unrealized gain (loss) on investments	-	(45,495)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(6,164)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	1,904
Transfers between funds	-	(138,869)
Surrenders (note 6)	-	(20)
Death Benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	309
Deductions for surrender charges (note 2d)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(1,645)
Asset charges (note 3)	-	(193)
Adjustments to maintain reserves	-	-

Net equity transactions	-	(138,514)

Net change in contract owners’ equity	-	(144,678)
Contract owners’ equity beginning of period	-	144,678

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	6,734
Units purchased	-	104
Units redeemed	-	(6,838)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001, and commenced operations on November 30, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only policies with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)*

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)*

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Money Market Fund - Class II (NVMM2)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth Portfolio - Service Class 2 (FG2)

GUGGENHEIM INVESTMENTS

Variable Fund - Long Short Equity Fund (RSRF)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Trust - Biotechnology Fund (RBF)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

*	At December 31, 2015, contract owners were not invested in this fund.

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2015

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the Accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

(a) Deductions from Premiums

The Company deducts a premium load charge to cover sales loads and state premium taxes. The sales load portion of the premium load charge is $5 per $1,000 of premium and covers sales expenses incurred by the Company. The premium tax portion of the premium load charge is $35 per $1,000 of premium and is used to reimburse the Company for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%). For the periods ended December 31, 2015 and 2014, total front-end sales charge deductions were $82,635 and $75,521, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class, and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts $10 per month through the first year from the policy date, which is also the maximum guaranteed administrative charge. Thereafter, the Company will deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. These charges are assessed against each contract monthly by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans and less a surrender charge if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by age, sex and rate class. The surrender charge is 100% of the initial surrender charge in the first and second years, and declines in specified percentages each year thereafter. After the ninth year, the charge is 0%. Surrender charges are assessed by liquidating units. The Company may wave the surrender charge for certain contracts in which sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(3) Asset Charges

This charge is $0.50 per $1,000 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.25 per $1,000 of cash value on amounts between $25,001 and $250,000 of cash value. Otherwise, the charge is $0.17 per $1,000 of cash value thereafter. This charge is assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in the redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The contracts have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

There are three options a contract owner may choose when determining the death benefit:

1)	The death benefit will be the greater of the Specified Amount or minimum required death benefit;
2)	The death benefit will be the greater of the Specified Amount plus the cash value as of the date of death, or the minimum required death benefit;
3)	The death benefit will be the Specified Amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death) or the minimum required death benefit.

For any death benefit option, the calculation of the minimum required death benefit is shown on the Policy Data Page. Not all death benefit options are available in all states. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90.0% of a policy’s variable cash surrender value plus 100.0% of a policy’s fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy’s cash surrender value as of the beginning of the year from the policy date. The contract is charged 3.9% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2015 and 2014, total transfers into the Account from the fixed account were $7,526,627 and $3,438,990 respectively, and total transfers from the Account to the fixed account were $1,161,176 and $1,319,459 respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$35,854,555	$-	$-	$35,854,555

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2015

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
Federated NVIT High Income Bond Fund - Class I (HIBF)	$4,925,287	$5,033,138
NVIT Nationwide Fund - Class I (TRF)	371,043	361,290
NVIT Government Bond Fund - Class I (GBF)	645,822	598,604
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	77,482	152,618
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	457,113	828,848
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	882,884	219,664
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	322,132	85,688
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	27,811	12,164
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	235	54
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	14,400	19,276
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	1	0
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	15,201	9,155
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	128	30
NVIT Multi-Manager Small Company Fund - Class I (SCF)	50,405	38,156
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	2,194	388
NVIT Money Market Fund - Class II (NVMM2)	53,928,853	60,174,311
VP Income & Growth Fund - Class I (ACVIG)	182,440	5,965
VP Income & Growth Fund - Class II (ACVIG2)	784	1,279
VP Ultra(R) Fund - Class I (ACVU1)	136,021	1,884
VP Ultra(R) Fund - Class II (ACVU2)	1,818	346
VP Value Fund - Class I (ACVV)	491,135	32,770
VP Value Fund - Class II (ACVV2)	516	2,253
Contrafund(R)Portfolio - Service Class 2 (FC2)	2,173,064	1,123,416
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	1,715,005	1,243,475
VIP Growth Portfolio - Service Class 2 (FG2)	272,340	64,658
Variable Fund - Long Short Equity Fund (RSRF)	101,954	134,047
Variable Trust - Banking Fund (RBKF)	476,098	517,650
Variable Trust - Basic Materials Fund (RBMF)	164,549	378,748
Variable Trust - Biotechnology Fund (RBF)	4,662,251	4,834,073
Variable Trust - Commodities Strategy Fund (RVCMD)	72,387	83,329
Variable Trust - Consumer Products Fund (RCPF)	4,124,784	4,234,369
Variable Trust - Dow 2x Strategy Fund (RVLDD)	508,256	718,248
Variable Trust - Electronics Fund (RELF)	673,696	492,355
Variable Trust - Energy Fund (RENF)	828,089	634,565
Variable Trust - Energy Services Fund (RESF)	242,517	141,202
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	658,710	601,634
Variable Trust - Financial Services Fund (RFSF)	195,046	130,497
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	3,661,934	3,736,471
Variable Trust - Health Care Fund (RHCF)	5,601,015	5,599,893
Variable Trust - Internet Fund (RINF)	451,760	249,519
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	95,698	95,391
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	889,700	620,138
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	44,396	43,704
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	975,138	977,219
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	388,176	376,856
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	406,637	399,172
Variable Trust - Japan 2x Strategy Fund (RLCJ)	459,875	473,781
Variable Trust - Leisure Fund (RLF)	4,858,736	4,713,933
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	933,459	1,144,021
Variable Fund - Multi-Hedge Strategies (RVARS)	171,340	102,567
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	3,009,248	2,904,442
Variable Trust - NASDAQ-100(R) Fund (ROF)	7,898,185	8,060,264
Variable Trust - Nova Fund (RNF)	475,254	527,539
Variable Trust - Precious Metals Fund (RPMF)	584,868	506,790
Variable Trust - Real Estate Fund (RREF)	1,020,790	1,093,817
Variable Trust - Retailing Fund (RRF)	656,232	493,190
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	6,639,831	6,838,511
Variable Trust - S&P 500 2x Strategy Fund (RTF)	3,240,548	3,332,376
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	4,481,736	4,594,272
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	5,925,425	5,730,932
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	1,425,436	1,728,230
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	7,651,476	7,508,932
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	26,520,362	25,951,627
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	12,924,123	12,950,993
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	455,006	478,338
Variable Trust - Technology Fund (RTEC)	656,261	145,627
Variable Trust - Telecommunications Fund (RTEL)	55,741	66,072
Variable Trust - Transportation Fund (RTRF)	164,578	201,392
Variable Trust - Utilities Fund (RUTL)	521,660	464,822
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	21,940	21,678
VIP Contrafund(R) Portfolio - Service - Class 2R (obsolete) (FC2R)	187,899	2,154,376
VIP Equity-Income Portfolio - Service Class 2 R (obsolete) (FEI2R)	153,622	1,645,178
VIP Growth Portfolio - Service Class 2 R (obsolete) (FG2R)	18,652	221,949
VP Income & Growth Fund - Class III (obsolete) (ACVIG3)	20,787	206,452
VP Ultra(R) Fund - Class III (obsolete) (ACVU3)	11,426	108,275
VP Value Fund - Class III (obsolete) (ACVV3)	9,410	551,447

Total	$183,070,811	$189,930,330

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.00%	46,798	$9.674469	$452,746	1.56%	-2.61%
2014	0.00%	57,698	9.933433	573,139	1.10%	-0.67%	4/25/2014
NVIT Nationwide Fund - Class I (TRF)
2015	0.00%	4,404	11.092729	48,852	0.91%	0.94%
2014	0.00%	3,382	10.989919	37,168	0.78%	9.90%	4/25/2014
NVIT Nationwide Fund - Class II (TRF2)
2013	0.00%	19	19.269516	366	1.00%	30.79%
2012	0.00%	25	14.733251	368	0.31%	13.85%
2011	0.00%	163	12.941261	2,109	0.63%	0.38%
NVIT Government Bond Fund - Class I (GBF)
2015	0.00%	37,226	15.612039	581,174	1.84%	-0.11%
2014	0.00%	35,260	15.629016	551,079	1.63%	4.57%
2013	0.00%	471	14.946132	7,040	1.94%	-4.06%
2012	0.00%	520	15.577849	8,100	0.91%	3.06%
2011	0.00%	1,983	15.115772	29,975	2.95%	7.25%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.00%	76,122	20.393204	1,552,371	1.39%	-1.00%
2014	0.00%	80,884	20.598765	1,666,111	2.02%	4.99%
2013	0.00%	6	19.620592	118	1.66%	27.25%
2012	0.00%	6	15.419338	93	1.57%	15.90%
2011	0.00%	6	13.303663	80	2.02%	-3.93%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.00%	20,883	15.468400	323,027	1.21%	0.26%
2014	0.00%	45,961	15.427541	709,065	0.56%	3.89%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.00%	99,913	18.499537	1,848,344	2.03%	-0.33%
2014	0.00%	68,553	18.561645	1,272,456	2.15%	5.18%
2013	0.00%	208	17.647318	3,671	1.73%	16.63%
2012	0.00%	208	15.131415	3,147	1.71%	10.81%
2011	0.00%	208	13.655036	2,840	2.13%	-0.04%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.00%	63,518	19.744608	1,254,138	1.60%	-0.73%
2014	0.00%	54,324	19.889736	1,080,490	2.11%	4.96%
2013	0.00%	1,239	18.950358	23,479	1.67%	22.38%
2012	0.00%	1,362	15.485229	21,091	1.64%	13.76%
2011	0.00%	1,674	13.612197	22,787	2.01%	-2.13%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.00%	13,091	17.220619	225,435	1.70%	-0.03%
2014	0.00%	13,104	17.225874	225,728	1.61%	4.74%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	0.00%	62	25.000004	1,550	0.00%	-0.18%
2014	0.00%	64	25.046269	1,603	0.00%	4.04%
2013	0.00%	66	24.074787	1,589	0.00%	38.94%
2012	0.00%	68	17.326956	1,178	0.00%	14.90%
2011	0.00%	72	15.079522	1,086	0.00%	-4.23%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.00%	2,516	11.225085	28,242	0.00%	0.76%
2014	0.00%	3,235	11.140821	36,041	0.00%	11.41%	4/25/2014

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2015	0.00%	0	$20.049102	$0	0.00%	0.53%
2014	0.00%	0	19.943418	0	0.00%	2.54%
2013	0.00%	0	19.449708	0	0.00%	43.95%
2012	0.00%	0	13.511541	0	0.00%	13.09%
2011	0.00%	1	11.947304	12	0.00%	-0.86%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.00%	5,307	10.190490	54,081	0.67%	-6.02%
2014	0.00%	5,335	10.843497	57,850	0.29%	8.43%	4/25/2014
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2015	0.00%	43	25.735890	1,107	0.47%	-6.29%
2014	0.00%	44	27.463014	1,208	0.29%	6.77%
2013	0.00%	45	25.722826	1,158	0.63%	40.02%
2012	0.00%	47	18.370475	863	0.55%	20.30%
2011	0.00%	49	15.270004	748	0.30%	-5.45%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.00%	11,073	10.348455	114,588	0.40%	-1.63%
2014	0.00%	11,238	10.520456	118,229	0.13%	5.20%	4/25/2014
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2015	0.00%	765	25.886560	19,803	0.14%	-1.89%
2014	0.00%	779	26.386538	20,555	0.00%	0.56%
2013	0.00%	835	26.240569	21,911	0.13%	40.55%
2012	0.00%	993	18.669946	18,539	0.00%	15.23%
2011	0.00%	1,062	16.202810	17,207	0.46%	-5.80%
NVIT Money Market Fund - Class II (NVMM2)
2015	0.00%	1,251,639	10.000020	12,516,415	0.00%
2014	0.00%	1,876,183	10.000020	18,761,868	0.00%
2013	0.00%	1,149,441	10.000020	11,494,433	0.00%
2012	0.00%	2,121,430	10.000020	21,214,342	0.00%
2011	0.00%	1,885,091	10.000020	18,850,948	0.00%	0.00%
VP Income & Growth Fund - Class I (ACVIG)
2015	0.00%	18,065	9.331182	168,568	1.68%	-6.69%	5/1/2015
VP Income & Growth Fund - Class II (ACVIG2)
2015	0.00%	284	22.365588	6,352	1.84%	-5.95%
2014	0.00%	338	23.780246	8,038	1.78%	12.33%
2013	0.00%	354	21.169760	7,494	1.97%	35.48%
2012	0.00%	380	15.625531	5,938	1.84%	14.46%
2011	0.00%	420	13.651866	5,734	1.30%	2.86%
VP Ultra(R) Fund - Class I (ACVU1)
2015	0.00%	13,199	10.051985	132,676	0.00%	0.52%	5/1/2015
VP Ultra(R) Fund - Class II (ACVU2)
2015	0.00%	800	23.198336	18,559	0.29%	6.05%
2014	0.00%	815	21.874703	17,828	0.23%	9.83%
2013	0.00%	873	19.917277	17,388	0.38%	36.92%
2012	0.00%	1,038	14.546825	15,100	0.00%	13.78%
2011	0.00%	1,070	12.784814	13,680	0.00%	0.86%
VP Value Fund - Class I (ACVV)
2015	0.00%	46,821	9.459977	442,926	1.69%	-5.40%	5/1/2015
VP Value Fund - Class II (ACVV2)
2015	0.00%	981	24.306637	23,845	1.97%	-4.02%
2014	0.00%	1,073	25.325764	27,175	1.41%	12.89%
2013	0.00%	1,255	22.433132	28,154	1.48%	31.48%
2012	0.00%	1,432	17.061833	24,433	1.78%	14.58%
2011	0.00%	1,530	14.891090	22,783	1.86%	0.86%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Contrafund(R)Portfolio - Service Class 2 (FC2)
2015	0.00%	32,923	$28.961193	$953,489	0.76%	0.42%
2014	0.00%	1,529	28.841323	44,098	0.73%	11.65%
2013	0.00%	1,625	25.830900	41,975	0.83%	30.95%
2012	0.00%	1,870	19.725429	36,887	1.08%	16.14%
2011	0.00%	2,101	16.984118	35,684	0.78%	-2.78%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2015	0.00%	20,972	21.249759	445,650	2.69%	-4.24%
2014	0.00%	1,272	22.190199	28,226	2.52%	8.48%
2013	0.00%	1,419	20.455652	29,027	2.30%	27.83%
2012	0.00%	1,598	16.002642	25,572	2.85%	17.05%
2011	0.00%	1,753	13.671063	23,965	2.29%	0.66%
VIP Growth Portfolio - Service Class 2 (FG2)
2015	0.00%	9,109	24.267052	221,049	0.05%	6.90%
2014	0.00%	410	22.699813	9,307	0.00%	11.01%
2013	0.00%	426	20.447912	8,711	0.05%	36.00%
2012	0.00%	446	15.035268	6,706	0.36%	14.40%
2011	0.00%	469	13.142471	6,164	0.13%	-0.03%
Variable Fund - Long Short Equity Fund (RSRF)
2015	0.00%	10,491	18.221610	191,163	0.00%	1.26%
2014	0.00%	12,203	17.994878	219,591	0.00%	2.79%
2013	0.00%	13,379	17.505619	234,208	0.00%	17.46%
2012	0.00%	19,305	14.903803	287,718	0.00%	4.43%
2011	0.00%	20,609	14.271377	294,119	0.00%	-6.56%
Variable Trust - Banking Fund (RBKF)
2015	0.00%	9,467	8.047776	76,188	0.31%	-4.86%
2014	0.00%	14,742	8.458912	124,701	1.47%	3.42%
2013	0.00%	22,760	8.179281	186,160	1.19%	29.18%
2012	0.00%	34,367	6.331551	217,596	0.12%	24.22%
2011	0.00%	127,578	5.097156	650,285	0.22%	-22.23%
Variable Trust - Basic Materials Fund (RBMF)
2015	0.00%	5,874	19.658034	115,471	0.00%	-17.30%
2014	0.00%	15,246	23.769371	362,388	3.38%	-1.81%
2013	0.00%	10,264	24.208688	248,478	0.74%	1.25%
2012	0.00%	11,013	23.909908	263,320	0.00%	10.72%
2011	0.00%	37,125	21.594225	801,686	0.00%	-16.46%
Variable Trust - Biotechnology Fund (RBF)
2015	0.00%	5,599	44.954108	251,698	0.00%	8.47%
2014	0.00%	12,219	41.442496	506,386	0.00%	32.69%
2013	0.00%	10,731	31.231795	335,148	0.00%	54.20%
2012	0.00%	23,283	20.253939	471,572	0.00%	35.98%
2011	0.00%	17,870	14.894667	266,168	0.00%	10.59%
Variable Trust - Commodities Strategy Fund (RVCMD)
2015	0.00%	14,597	2.397082	34,990	0.00%	-33.80%
2014	0.00%	17,975	3.620912	65,086	0.00%	-34.01%
2013	0.00%	13,426	5.486999	73,668	0.00%	-3.21%
2012	0.00%	37,490	5.669065	212,533	0.00%	-1.41%
2011	0.00%	42,577	5.749984	244,817	30.08%	-6.64%
Variable Trust - Consumer Products Fund (RCPF)
2015	0.00%	7,807	32.557851	254,179	0.33%	6.22%
2014	0.00%	10,834	30.650698	332,070	0.49%	12.63%
2013	0.00%	9,966	27.214574	271,220	1.37%	28.25%
2012	0.00%	16,773	21.219762	355,919	0.18%	9.05%
2011	0.00%	19,553	19.459262	380,487	1.23%	13.76%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2015	0.00%	9,294	$22.406899	$208,250	0.00%	-4.22%
2014	0.00%	21,468	23.393562	502,213	0.00%	16.80%
2013	0.00%	12,966	20.028269	259,687	0.00%	62.70%
2012	0.00%	23,178	12.310132	285,324	0.00%	17.15%
2011	0.00%	82,190	10.508449	863,689	0.00%	9.09%
Variable Trust - Electronics Fund (RELF)
2015	0.00%	29,494	11.738730	346,222	0.00%	2.10%
2014	0.00%	15,061	11.496861	173,154	0.00%	23.74%
2013	0.00%	9,463	9.291356	87,924	0.17%	35.05%
2012	0.00%	25,610	6.879831	176,192	0.00%	1.05%
2011	0.00%	29,590	6.808170	201,454	0.00%	-16.49%
Variable Trust - Energy Fund (RENF)
2015	0.00%	22,288	18.586667	414,260	0.43%	-30.22%
2014	0.00%	13,210	26.637378	351,880	0.11%	-18.62%
2013	0.00%	12,420	32.733246	406,547	0.19%	23.47%
2012	0.00%	19,775	26.511589	524,267	0.00%	2.40%
2011	0.00%	18,202	25.889512	471,241	0.00%	-5.85%
Variable Trust - Energy Services Fund (RESF)
2015	0.00%	16,823	14.844481	249,729	0.37%	-31.70%
2014	0.00%	10,135	21.733877	220,273	0.00%	-29.34%
2013	0.00%	18,182	30.757751	559,237	0.00%	23.89%
2012	0.00%	20,359	24.826814	505,449	0.00%	0.40%
2011	0.00%	31,885	24.726809	788,414	0.00%	-9.29%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2015	0.00%	16,765	13.130079	220,126	1.32%	-7.19%
2014	0.00%	14,068	14.146610	199,015	1.55%	-12.49%
2013	0.00%	24,168	16.165885	390,697	0.16%	23.89%
2012	0.00%	22,826	13.048276	297,840	0.71%	21.66%
2011	0.00%	29,606	10.725316	317,534	0.00%	-15.14%
Variable Trust - Financial Services Fund (RFSF)
2015	0.00%	13,992	12.959086	181,324	0.36%	-3.99%
2014	0.00%	9,288	13.497095	125,361	0.52%	12.58%
2013	0.00%	6,991	11.989002	83,815	0.23%	27.55%
2012	0.00%	19,038	9.399117	178,940	0.17%	22.68%
2011	0.00%	6,447	7.661270	49,392	0.06%	-14.92%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2015	0.00%	10,931	21.408287	234,014	0.89%	-5.10%
2014	0.00%	17,417	22.557892	392,891	0.72%	34.66%
2013	0.00%	3,430	16.751700	57,458	0.94%	-18.25%
2012	0.00%	22,429	20.492057	459,616	0.73%	3.01%
2011	0.00%	28,718	19.894155	571,320	1.62%	41.48%
Variable Trust - Health Care Fund (RHCF)
2015	0.00%	21,271	31.744409	675,235	0.00%	4.53%
2014	0.00%	22,306	30.368687	677,404	0.00%	24.62%
2013	0.00%	75,521	24.369450	1,840,405	0.09%	41.81%
2012	0.00%	24,383	17.184257	419,004	0.00%	17.16%
2011	0.00%	21,352	14.666817	313,166	0.00%	4.69%
Variable Trust - Internet Fund (RINF)
2015	0.00%	12,035	30.821985	370,943	0.00%	8.36%
2014	0.00%	7,800	28.444233	221,865	0.00%	1.96%
2013	0.00%	6,820	27.898313	190,266	0.00%	51.23%
2012	0.00%	13,609	18.447767	251,056	0.00%	19.33%
2011	0.00%	1,745	15.459905	26,978	0.00%	-11.92%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2015	0.00%	88,138	$0.907686	$80,002	0.00%	-8.03%
2014	0.00%	93,655	0.986970	92,435	0.00%	-21.77%
2013	0.00%	107,938	1.261566	136,171	0.00%	-43.89%
2012	0.00%	180,422	2.248235	405,631	0.00%	-22.46%
2011	0.00%	27,584	2.899270	79,973	0.00%	-27.07%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2015	0.00%	90,927	3.272241	297,535	0.00%	-1.22%
2014	0.00%	12,100	3.312560	40,082	0.00%	-24.91%
2013	0.00%	56,016	4.411537	247,117	0.00%	15.26%
2012	0.00%	36,245	3.827474	138,727	0.00%	-6.19%
2011	0.00%	20,404	4.080149	83,251	0.00%	-30.44%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2015	0.00%	1,591	2.374335	3,778	0.00%	-1.12%
2014	0.00%	1,333	2.401335	3,201	0.00%	-11.56%
2013	0.00%	2,125	2.715192	5,770	0.00%	-27.57%
2012	0.00%	2,362	3.748713	8,854	0.00%	-18.36%
2011	0.00%	3,192	4.591736	14,657	0.00%	-7.34%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2015	0.00%	5,522	1.828617	10,098	0.00%	-12.87%
2014	0.00%	5,653	2.098742	11,864	0.00%	-18.63%
2013	0.00%	2,502	2.579250	6,453	0.00%	-29.05%
2012	0.00%	11,368	3.635356	41,327	0.00%	-18.64%
2011	0.00%	18,740	4.468460	83,739	0.00%	-10.08%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2015	0.00%	12,377	2.226770	27,561	0.00%	0.10%
2014	0.00%	9,522	2.224517	21,182	0.00%	-8.85%
2013	0.00%	17,318	2.440447	42,264	0.00%	-30.85%
2012	0.00%	4,792	3.529099	16,911	0.00%	-18.15%
2011	0.00%	16,782	4.311845	72,361	0.00%	-7.61%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2015	0.00%	7,438	2.888238	21,483	0.00%	-4.43%
2014	0.00%	6,335	3.022238	19,146	0.00%	-14.45%
2013	0.00%	5,326	3.532884	18,816	0.00%	-26.52%
2012	0.00%	31,576	4.807686	151,807	0.00%	-16.98%
2011	0.00%	76,141	5.790953	440,929	0.00%	-9.04%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2015	0.00%	8,160	16.259115	132,674	0.00%	12.00%
2014	0.00%	9,406	14.517635	136,553	0.00%	-15.41%
2013	0.00%	13,833	17.162208	237,405	0.00%	56.00%
2012	0.00%	14,777	11.001571	162,570	0.00%	20.10%
2011	0.00%	6,841	9.159973	62,663	0.00%	-28.94%
Variable Trust - Leisure Fund (RLF)
2015	0.00%	6,202	27.320480	169,442	0.09%	0.30%
2014	0.00%	1,825	27.237664	49,709	0.18%	7.49%
2013	0.00%	2,911	25.340454	73,766	0.40%	42.41%
2012	0.00%	12,940	17.794020	230,255	0.00%	21.32%
2011	0.00%	17,836	14.666939	261,600	0.00%	2.45%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2015	0.00%	7,232	31.471620	227,603	0.00%	-5.50%
2014	0.00%	14,083	33.304047	469,021	0.00%	11.93%
2013	0.00%	13,127	29.753050	390,568	0.00%	50.23%
2012	0.00%	18,857	19.804613	373,456	0.00%	24.33%
2011	0.00%	57,011	15.929249	908,142	0.00%	-7.59%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Fund - Multi-Hedge Strategies (RVARS)
2015	0.00%	24,173	$10.219166	$247,028	0.66%	1.85%
2014	0.00%	17,648	10.033676	177,074	0.00%	4.66%
2013	0.00%	11,696	9.586989	112,129	0.00%	1.65%
2012	0.00%	18,628	9.431074	175,682	0.49%	2.23%
2011	0.00%	29,185	9.225774	269,254	0.00%	3.38%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2015	0.00%	25,472	51.559769	1,313,330	0.00%	14.63%
2014	0.00%	31,357	44.980862	1,410,465	0.00%	36.57%
2013	0.00%	38,819	32.935166	1,278,510	0.00%	80.21%
2012	0.00%	26,311	18.275576	480,849	0.00%	34.12%
2011	0.00%	39,883	13.626011	543,446	0.00%	-0.68%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2015	0.00%	29,497	31.435776	927,261	0.00%	8.24%
2014	0.00%	36,762	29.042505	1,067,661	0.00%	17.45%
2013	0.00%	32,566	24.728496	805,308	0.00%	34.62%
2012	0.00%	49,755	18.369274	913,963	0.00%	16.77%
2011	0.00%	39,565	15.731139	622,403	0.00%	2.17%
Variable Trust - Nova Fund (RNF)
2015	0.00%	9,929	25.557439	253,760	0.00%	-0.72%
2014	0.00%	12,293	25.742334	316,451	0.08%	18.59%
2013	0.00%	10,234	21.707591	222,155	0.11%	48.99%
2012	0.00%	10,311	14.569879	150,230	0.00%	22.25%
2011	0.00%	13,222	11.918568	157,587	0.04%	-1.17%
Variable Trust - Precious Metals Fund (RPMF)
2015	0.00%	54,127	5.330129	288,504	5.69%	-30.37%
2014	0.00%	49,164	7.654869	376,344	0.12%	-17.35%
2013	0.00%	53,785	9.261238	498,116	0.97%	-46.10%
2012	0.00%	68,181	17.182792	1,171,540	0.00%	-4.10%
2011	0.00%	64,737	17.916970	1,159,891	0.09%	-24.16%
Variable Trust - Real Estate Fund (RREF)
2015	0.00%	11,521	22.036139	253,878	2.13%	-2.52%
2014	0.00%	15,172	22.606870	342,991	1.14%	21.01%
2013	0.00%	15,250	18.682194	284,903	1.31%	3.94%
2012	0.00%	27,391	17.973207	492,304	1.13%	18.34%
2011	0.00%	26,597	15.187279	403,936	1.47%	2.26%
Variable Trust - Retailing Fund (RRF)
2015	0.00%	9,117	24.375718	222,233	0.00%	-1.33%
2014	0.00%	3,781	24.703525	93,404	0.00%	8.66%
2013	0.00%	5,332	22.735520	121,226	0.01%	35.80%
2012	0.00%	4,231	16.742288	70,837	0.00%	16.77%
2011	0.00%	53,095	14.337655	761,258	0.00%	5.30%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2015	0.00%	10,305	24.117830	248,534	0.00%	-9.08%
2014	0.00%	17,055	26.525185	452,387	0.00%	4.29%
2013	0.00%	25,060	25.434502	637,389	0.00%	58.56%
2012	0.00%	31,226	16.040881	500,893	0.00%	22.10%
2011	0.00%	41,700	13.137311	547,826	0.00%	-12.18%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2015	0.00%	7,467	26.896766	200,838	0.00%	-1.66%
2014	0.00%	13,654	27.350522	373,444	0.00%	24.65%
2013	0.00%	25,871	21.941163	567,640	0.00%	68.71%
2012	0.00%	56,659	13.005236	736,864	0.00%	29.39%
2011	0.00%	55,118	10.051404	554,013	0.00%	-3.95%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2015	0.00%	46,350	$23.395531	$1,084,383	0.00%	1.08%
2014	0.00%	53,479	23.145413	1,237,794	0.00%	12.42%
2013	0.00%	70,152	20.588343	1,444,313	0.00%	41.32%
2012	0.00%	43,633	14.568821	635,681	0.00%	13.31%
2011	0.00%	56,176	12.857482	722,282	0.00%	-1.09%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2015	0.00%	42,948	21.077429	905,233	0.78%	-9.38%
2014	0.00%	36,494	23.258852	848,809	0.38%	10.94%
2013	0.00%	24,274	20.964617	508,895	0.00%	45.26%
2012	0.00%	25,198	14.432288	363,665	0.42%	22.23%
2011	0.00%	37,447	11.807637	442,161	0.02%	-3.17%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2015	0.00%	27,900	27.686914	772,465	0.00%	1.32%
2014	0.00%	40,303	27.326318	1,101,333	0.00%	-1.55%
2013	0.00%	48,206	27.757084	1,338,058	0.00%	34.05%
2012	0.00%	39,160	20.706555	810,869	0.00%	16.05%
2011	0.00%	47,003	17.842303	838,642	0.00%	-0.66%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2015	0.00%	20,761	20.279557	421,024	0.20%	-11.86%
2014	0.00%	17,244	23.009363	396,773	0.05%	6.72%
2013	0.00%	21,461	21.559732	462,693	0.09%	35.80%
2012	0.00%	29,029	15.875696	460,856	0.00%	16.99%
2011	0.00%	30,218	13.570421	410,071	0.00%	-7.15%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2015	0.00%	47,451	23.541211	1,117,054	0.00%	-0.37%
2014	0.00%	24,751	23.629325	584,849	0.00%	0.00%
2013	0.00%	43,741	23.629331	1,033,571	0.00%	41.30%
2012	0.00%	28,139	16.722244	470,547	0.00%	10.61%
2011	0.00%	48,869	15.118471	738,825	0.00%	3.52%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2015	0.00%	15,562	18.165989	282,699	0.00%	-13.54%
2014	0.00%	23,793	21.011437	499,925	0.00%	1.31%
2013	0.00%	24,932	20.739157	517,069	0.25%	42.83%
2012	0.00%	34,725	14.520541	504,226	0.00%	20.38%
2011	0.00%	33,392	12.062362	402,786	0.00%	-9.44%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2015	0.00%	777	9.040510	7,024	0.00%	13.35%
2014	0.00%	3,251	7.975692	25,929	0.00%	22.93%
2013	0.00%	2,405	6.487935	15,603	0.00%	-2.97%
2012	0.00%	4,192	6.686429	28,030	0.00%	-6.28%
2011	0.00%	21,732	7.134469	155,046	0.00%	-4.26%
Variable Trust - Technology Fund (RTEC)
2015	0.00%	37,149	18.870112	701,006	0.00%	1.11%
2014	0.00%	10,126	18.662317	188,975	0.00%	10.26%
2013	0.00%	11,092	16.926465	187,748	0.00%	35.39%
2012	0.00%	8,593	12.501761	107,428	0.00%	11.98%
2011	0.00%	9,388	11.163839	104,806	0.00%	-9.20%
Variable Trust - Telecommunications Fund (RTEL)
2015	0.00%	3,258	13.380426	43,593	1.66%	-6.73%
2014	0.00%	4,030	14.345614	57,813	2.21%	2.62%
2013	0.00%	3,031	13.979933	42,373	1.49%	17.46%
2012	0.00%	13,732	11.901543	163,432	6.12%	4.86%
2011	0.00%	2,356	11.349932	26,740	0.24%	-14.40%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Transportation Fund (RTRF)
2015	0.00%	2,584	$25.211945	$65,148	0.00%	-14.09%
2014	0.00%	3,943	29.345641	115,710	0.00%	22.80%
2013	0.00%	4,102	23.896979	98,025	0.00%	50.64%
2012	0.00%	3,205	15.863813	50,844	0.00%	17.58%
2011	0.00%	15,370	13.491469	207,364	0.00%	-11.12%
Variable Trust - Utilities Fund (RUTL)
2015	0.00%	10,215	25.079373	256,186	2.08%	-7.36%
2014	0.00%	8,772	27.072385	237,479	1.69%	22.89%
2013	0.00%	8,279	22.029324	182,381	4.18%	13.63%
2012	0.00%	9,591	19.387440	185,945	1.49%	1.12%
2011	0.00%	46,975	19.173097	900,656	2.31%	16.29%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2015	0.00%	2,163	6.698944	14,490	0.00%	-16.83%
2014	0.00%	1,977	8.054326	15,923	0.00%	-21.91%
2013	0.00%	2,211	10.314740	22,806	0.00%	-2.82%
2012	0.00%	2,294	10.613527	24,347	0.00%	0.78%
2011	0.00%	4,182	10.531252	44,042	0.00%	-3.68%
VIP Contrafund(R) Portfolio - Service - Class 2R (obsolete) (FC2R)
2014	0.00%	88,805	23.426288	2,080,372	0.74%	11.66%
2013	0.00%	91,302	20.979449	1,915,466	0.84%	30.90%
2012	0.00%	102,552	16.027052	1,643,606	1.21%	16.15%
2011	0.00%	36,387	13.798392	502,082	0.56%	-2.79%
VIP Equity-Income Portfolio - Service Class 2 R (obsolete) (FEI2R)
2014	0.00%	85,621	18.612368	1,593,610	2.75%	8.45%
2013	0.00%	88,059	17.162591	1,511,321	2.74%	27.79%
2012	0.00%	47,415	13.430088	636,788	3.69%	17.05%
2011	0.00%	22,746	11.473394	260,974	2.00%	0.70%
VIP Growth Portfolio - Service Class 2 R (obsolete) (FG2R)
2014	0.00%	9,247	21.892386	202,439	0.13%	11.04%
2013	0.00%	10,116	19.715481	199,442	0.22%	35.97%
2012	0.00%	8,571	14.500009	124,280	0.37%	14.41%
2011	0.00%	8,728	12.674215	110,621	0.09%	-0.02%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	387,825	16.723873	6,485,936	8.51%	6.94%
2012	0.00%	247,253	15.638966	3,866,781	7.97%	14.71%
2011	0.00%	346,142	13.633689	4,719,192	5.22%	3.81%
NVIT Nationwide Fund - Class III (obsolete) (TRF3)
2013	0.00%	945	17.268924	16,319	1.62%	31.12%
2012	0.00%	770	13.169915	10,141	0.95%	14.33%
2011	0.00%	4,276	11.519574	49,258	1.30%	0.79%
NVIT Government Bond Fund - Class III (obsolete) (GBF3)
2013	0.00%	45,542	13.815565	629,188	1.61%	-4.10%
2012	0.00%	58,260	14.405718	839,277	1.32%	3.04%
2011	0.00%	123,671	13.980584	1,728,993	4.09%	7.26%
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)
2013	0.00%	105,557	18.121550	1,912,856	1.68%	27.18%
2012	0.00%	110,200	14.248395	1,570,173	1.58%	15.92%
2011	0.00%	116,346	12.291406	1,430,056	1.86%	-3.94%
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)
2013	0.00%	269,834	14.252974	3,845,937	2.71%	4.70%
2012	0.00%	93,380	13.612727	1,271,156	1.40%	5.16%
2011	0.00%	150,326	12.944848	1,945,947	3.00%	2.94%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)
2013	0.00%	61,262	$16.609540	$1,017,534	1.71%	16.56%
2012	0.00%	55,510	14.250222	791,030	1.68%	10.84%
2011	0.00%	55,775	12.856189	717,054	2.12%	-0.04%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)
2013	0.00%	57,329	17.579838	1,007,835	1.85%	22.37%
2012	0.00%	48,851	14.366235	701,805	1.79%	13.74%
2011	0.00%	43,904	12.630898	554,547	2.00%	-2.14%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)
2013	0.00%	14,376	15.605919	224,351	1.63%	10.59%
2012	0.00%	15,108	14.111096	213,190	1.76%	7.96%
2011	0.00%	15,076	13.070245	197,047	2.35%	2.16%
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)
2013	0.00%	1,421	18.982370	26,974	0.00%	44.37%
2012	0.00%	1,485	13.148286	19,525	0.00%	13.38%
2011	0.00%	1,084	11.596954	12,571	0.00%	-0.65%
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)
2013	0.00%	2,181	21.759027	47,456	0.90%	40.38%
2012	0.00%	2,127	15.500637	32,970	1.02%	20.58%
2011	0.00%	1,762	12.855071	22,651	0.41%	-5.16%
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)
2013	0.00%	6,734	21.484641	144,678	0.16%	40.95%
2012	0.00%	6,329	15.242762	96,471	0.17%	15.48%
2011	0.00%	5,647	13.199640	74,538	0.59%	-5.54%
VP Income & Growth Fund - Class III (obsolete) (ACVIG3)
2014	0.00%	10,440	20.097969	209,823	2.01%	12.50%
2013	0.00%	11,563	17.864368	206,566	2.28%	35.82%
2012	0.00%	9,842	13.152948	129,451	2.24%	14.74%
2011	0.00%	8,715	11.462922	99,899	1.46%	3.11%
VP Ultra(R) Fund - Class III (obsolete) (ACVU3)
2014	0.00%	4,820	20.499045	98,805	0.37%	10.01%
2013	0.00%	4,924	18.634098	91,754	0.54%	37.02%
2012	0.00%	4,567	13.599982	62,111	0.00%	13.94%
2011	0.00%	4,552	11.936225	54,334	0.00%	1.07%
VP Value Fund - Class III (obsolete) (ACVV3)
2014	0.00%	26,538	20.868781	553,816	1.52%	13.08%
2013	0.00%	24,837	18.454921	458,365	1.67%	31.73%
2012	0.00%	25,899	14.010110	362,848	1.93%	14.58%
2011	0.00%	23,956	12.227834	292,930	1.95%	1.01%

2015	Contract owners equity:				$35,854,626
2014	Contract owners equity:				$45,225,131
2013	Contract owners equity:				$48,192,651
2012	Contract owners equity:				$48,688,876
2011	Contract owners equity:				$50,069,596
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.